Equity (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in stock options outstanding [Table Text Block]
			Weighted average
	Outstanding		exercise price
Balance, March 31, 2022	2,846,515	C$	6.31
Granted	415,200		5.66
Expired	(133,300)		1.50
Forfeited	(55,000)		18.97
Balance, March 31, 2023	3,073,415	C$	6.20
Granted	620,000		6.86
Expired	(2,400)		6.09
Forfeited	(202,600)		24.75
Exercised	(22,500)		5.66
Balance, March 31, 2024	3,465,915	C$	5.24

Schedule of stock options outstanding and exercisable [Table Text Block]
Outstanding	Exercisable	Exercise price	Expiry date
2,000	2,000	C $ 15.70	February 11, 2026
10,000	10,000	14.95	June 4, 2026
387,900	302,400	5.66	August 26, 2027
1,000,000	1,000,000	1.50	September 14, 2027
24,615	24,615	10.00	October 11, 2027
50,000	50,000	10.00	March 26, 2028
620,000	620,000	6.86	July 6, 2028
400,000	400,000	3.10	September 18, 2028
100,000	100,000	1.35	December 21, 2028
500,000	500,000	1.45	February 10, 2030
20,000	20,000	1.90	May 29, 2030
1,400	1,400	10.80	December 24, 2030
30,000	30,000	25.15	April 6, 2031
60,000	60,000	18.35	April 29, 2031
180,000	90,000	18.50	October 7, 2031
60,000	40,000	25.35	November 10, 2031
20,000	20,000	21.00	December 9, 2031
3,465,915	3,270,415

Schedule of warrants outstanding and exercisable [Table Text Block]
Outstanding		Exercisable	Exercise price	Expiry date
1,917,050	*	1,917,050	C$ 30.00	May 30, 2024
106,677	**	106,677	C$ 30.00	September 15, 2024
2,875,000	***	2,875,000	C$ 6.00	December 28, 2026
345,000	***	345,000	C$ 5.00	December 28, 2026
5,243,727		5,243,727

Schedule of weighted average assumptions for stock options [Table Text Block]
	Fiscal Years
	2024	2023
Stock price (C$)	6.86	5.66
Risk-free interest rate	4.00%	3.05%
Expected life (years)	5.00	5.00
Annualized volatility	131%	131%
Dividend rate	0.00%	0.00%

Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in other equity instruments outstanding [Table Text Block]
	Warrants		Weighted average
	outstanding		exercise price
Balance, March 31, 2022 and 2023	3,573,727	C$	22.92
Grants	3,220,000		5.89
Expired	(1,550,000)		13.69
Balance, March 31, 2024	5,243,727	C$	15.20

Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in other equity instruments outstanding [Table Text Block]
Outstanding
Balance, March 31, 2022	61,500
Granted	2,641,280
Cancelled	(150,000)
Exercised	(624,250)
Balance, March 31, 2023	1,928,530
Granted	257,976
Cancelled	(3,000)
Exercised	(802,650)
Expired	(1,800)
Balance, March 31, 2024	1,379,056